Other Post-Employment Benefits - Disclosure of Detailed Information About Other Post Employment Benefits Recognized in Statements of Income Loss Explanatory (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Net interest cost	$ 16.1	$ 19.3
Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [line items]
Current service cost	2.4	3.0
Net interest cost	8.0	10.7
Post-employment benefit expense in profit or loss, defined benefit plans	10.4	13.7
Other Post Employment Benefits [Member] | Cost of sales [member]
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	2.1	2.6
Other Post Employment Benefits [Member] | Administrative and Selling Expense [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	0.3	0.4
Other Post Employment Benefits [Member] | Interest On Other Post Employment Benefit [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	$ 8.0	$ 10.7